Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 22.82%
FHLMC	2.00%	12-1-2051	$921,333	$ 796,272
FHLMC	2.00	12-1-2051	1,593,534	1,376,240
FHLMC	2.00	11-25-2059	957,576	843,381
FHLMC	2.50	12-1-2051	3,040,044	2,725,685
FHLMC	2.50	1-1-2052	3,711,064	3,330,202
FHLMC	3.00	7-1-2046	304,278	287,995
FHLMC	3.00	7-1-2046	352,814	333,933
FHLMC	3.00	11-1-2049	1,352,891	1,258,318
FHLMC	3.50	4-1-2043	383,091	373,345
FHLMC	3.50	5-1-2044	243,304	237,038
FHLMC	3.50	6-1-2046	155,684	150,625
FHLMC	3.50	2-1-2047	934,482	905,925
FHLMC	3.50	4-1-2047	187,944	182,519
FHLMC	3.50	12-1-2047	718,373	697,638
FHLMC	3.50	3-1-2048	754,318	730,372
FHLMC	3.50	8-1-2049	192,395	185,081
FHLMC	4.00	4-1-2044	288,591	289,245
FHLMC	4.00	8-1-2044	159,549	159,345
FHLMC	4.00	6-1-2048	809,061	803,522
FHLMC	4.50	8-1-2048	1,147,934	1,158,470
FHLMC	4.50	11-1-2048	985,771	994,831
FHLMC	4.50	11-1-2048	1,746,699	1,769,222
FHLMC Series 2018-3 Class MA ±±	3.50	8-25-2057	2,974,661	2,911,604
FHLMC Series 2019-3 Class M55D	4.00	10-25-2058	588,290	580,311
FHLMC Structured Pass-Through Securities Series T-20 Class A6 ±±	7.99	9-25-2029	5,703	5,721
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	525,676	555,463
FNMA	1.47	11-1-2029	2,020,000	1,728,633
FNMA	2.00	12-1-2051	2,198,639	1,904,283
FNMA	2.27	4-1-2029	710,000	646,748
FNMA ±±	2.48	5-1-2023	130,646	130,388
FNMA	2.50	8-1-2031	151,385	145,016
FNMA	2.50	2-1-2035	639,666	606,375
FNMA	2.50	2-1-2035	794,601	753,243
FNMA	2.50	12-1-2051	2,463,675	2,208,911
FNMA	2.50	1-1-2052	3,818,075	3,423,425
FNMA	2.50	1-1-2052	4,773,678	4,292,284
FNMA	2.50	1-1-2052	5,069,956	4,551,454
FNMA	3.00	12-1-2032	21,341	20,542
FNMA	3.00	7-1-2046	227,362	215,017
FNMA	3.00	4-1-2047	923,900	869,977
FNMA	3.00	12-1-2049	1,311,784	1,220,916
FNMA	3.00	12-1-2049	1,128,311	1,049,898
FNMA	3.07	2-1-2026	349,257	339,115
FNMA ±±	3.15	11-1-2022	21,370	21,332
FNMA ±±	3.31	11-1-2026	1,820,529	1,784,524
FNMA ±±	3.34	12-1-2027	806,274	788,747
FNMA	3.35	1-1-2028	264,540	258,942
FNMA	3.50	10-1-2032	327,105	320,862
FNMA	3.50	11-1-2042	137,271	133,619
FNMA	3.50	11-1-2042	138,870	135,173
FNMA	3.50	2-1-2043	57,623	56,100
FNMA	3.50	11-1-2045	606,029	586,999
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.50%	4-1-2046	$75,691	$ 73,315
FNMA	3.50	7-1-2046	196,810	190,634
FNMA	3.50	11-1-2046	271,800	263,272
FNMA	3.50	8-1-2047	1,328,417	1,286,898
FNMA	4.00	11-1-2040	115,305	114,055
FNMA	4.00	4-1-2041	161,950	160,194
FNMA	4.00	8-1-2046	185,149	185,884
FNMA	4.00	3-1-2049	481,016	476,552
FNMA	4.00	8-1-2051	6,564,985	6,460,755
FNMA	4.00	7-1-2052	771,336	757,366
FNMA	4.00	7-1-2052	671,448	658,358
FNMA	4.00	7-1-2056	295,750	293,815
FNMA	4.50	8-1-2048	682,355	685,168
FNMA	4.50	1-1-2051	7,240,997	7,318,076
FNMA %%	4.50	9-14-2052	570,000	566,526
FNMA	4.50	6-1-2056	231,251	237,449
FNMA	4.50	6-1-2056	217,240	223,063
FNMA	4.50	6-1-2056	295,848	303,778
FNMA	5.00	9-1-2033	59,566	61,878
FNMA %%	5.00	9-15-2052	900,000	908,227
FNMA	5.50	2-1-2036	26,973	26,938
FNMA Series 2002-90 Class A2	6.50	11-25-2042	236,035	254,577
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	79,110	84,694
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	749,565	785,354
FNMA Series 2003-W4 Class 3A ±±	5.12	10-25-2042	131,157	137,021
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	269,365	280,064
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	424,064	439,335
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	69,270	74,668
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	465,411	481,475
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	93,910	99,300
GNMA	6.50	10-15-2023	1,673	1,746
GNMA	6.50	11-15-2023	1,026	1,070
GNMA	6.50	12-15-2023	1,506	1,572
GNMA	6.50	1-15-2024	2,334	2,436
GNMA	7.00	8-15-2027	20,282	21,077
SBA Series 2006-20B Class 1	5.35	2-1-2026	54,703	54,499
SBA Series 2006-20H Class 1	5.70	8-1-2026	31,879	32,157
SBA Series 2007-20J Class 1	5.57	10-1-2027	114,337	115,081
SBA Series 2013-20A Class 1	2.13	1-1-2033	142,764	133,057
SBA Series 2013-20J Class 1	3.37	10-1-2033	153,464	147,850
SBA Series 2014-10A Class 1	3.19	3-10-2024	60,594	59,746
SBA Series 2014-10B Class 1	3.02	9-10-2024	49,024	48,168
SBA Series 2014-20A Class 1	3.46	1-1-2034	144,833	140,669
SBA Series 2015-10B Class 1	2.83	9-10-2025	117,568	114,648
SBA Series 2015-20C Class 1	2.72	3-1-2035	209,657	199,361
SBA Series 2015-20E Class 1	2.77	5-1-2035	297,472	286,007
SBA Series 2015-20F Class 1	2.98	6-1-2035	219,346	209,948
SBA Series 2017-10A Class 1	2.85	3-10-2027	218,235	212,231
SBA Series 2017-20F Class 1	2.81	6-1-2037	158,992	150,893
SBA Series 2018-10B Class 1	3.55	9-10-2028	3,103,152	3,016,119
SBA Series 2018-20E Class 1	3.50	5-1-2038	1,547,705	1,512,018
SBA Series 2018-20G Class 1	3.54	7-1-2038	1,787,666	1,753,987
SBA Series 2018-20H Class 1	3.58	8-1-2038	2,388,083	2,345,386
See accompanying notes to portfolio of investments

2  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
SBA Series 2018-20K Class 1	3.87%	11-1-2038	$1,753,496	$ 1,744,863
SBA Series 2022-25G Class 1	3.93	7-1-2047	1,925,000	1,910,063
Total Agency securities (Cost $95,665,508)				89,938,167
Asset-backed securities: 1.34%
ECMC Group Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +1.35%) 144A±	3.79	7-26-2066	271,512	268,174
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	3.24	9-25-2068	1,969,785	1,926,292
Ford Credit Auto Owner Trust Series 2021-1 Class A 144A	1.37	10-17-2033	1,225,000	1,112,601
MMAF Equipment Finance LLC Series 2017-AA Class A5 144A	2.68	7-16-2027	251,356	249,564
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	2.50	12-17-2068	1,273,947	1,227,119
South Carolina Student Loan Corporation Series 2014-1 Class B (1 Month LIBOR +1.50%) ±	3.87	8-1-2035	500,000	488,314
Total Asset-backed securities (Cost $5,473,849)				5,272,064
Corporate bonds and notes: 42.37%
Communication services: 2.25%
Diversified telecommunication services: 1.26%
AT&T Incorporated	2.25	2-1-2032	460,000	371,214
AT&T Incorporated	2.75	6-1-2031	535,000	458,372
AT&T Incorporated	4.75	5-15-2046	1,280,000	1,187,036
T-Mobile USA Incorporated	2.40	3-15-2029	150,000	128,983
T-Mobile USA Incorporated	3.38	4-15-2029	875,000	788,200
Verizon Communications Incorporated	2.10	3-22-2028	500,000	441,885
Verizon Communications Incorporated	2.36	3-15-2032	470,000	385,592
Verizon Communications Incorporated	4.81	3-15-2039	1,228,000	1,192,638
				4,953,920
Entertainment: 0.16%
Take-Two Interactive Software Incorporated	3.70	4-14-2027	180,000	173,217
Walt Disney Company	2.65	1-13-2031	540,000	476,025
				649,242
Media: 0.83%
CCO Holdings LLC 144A	4.50	8-15-2030	381,000	320,411
CCO Holdings LLC 144A	5.13	5-1-2027	925,000	878,005
Charter Communications Operating LLC	4.40	4-1-2033	340,000	300,564
Comcast Corporation	1.95	1-15-2031	550,000	456,567
Lamar Media Corporation	4.88	1-15-2029	550,000	510,659
Magallanes Incorporated 144A	4.28	3-15-2032	900,000	784,200
				3,250,406
Consumer discretionary: 3.97%
Auto components: 0.25%
Allison Transmission Incorporated 144A	4.75	10-1-2027	1,075,000	999,750
Automobiles: 0.29%
General Motors Company	5.60	10-15-2032	500,000	478,659
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
Volkswagen Group of America Incorporated 144A	2.85%	9-26-2024	$300,000	$ 291,379
Volkswagen Group of America Incorporated 144A	4.60	6-8-2029	370,000	356,386
				1,126,424
Diversified consumer services: 2.52%
Duke University	3.20	10-1-2038	1,175,000	1,012,906
Johns Hopkins University	2.81	1-1-2060	280,000	195,252
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	481,506
Massachusetts Institute of Technology	4.68	12-31-2099	120,000	117,149
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	767,037
Northwestern University	3.66	12-1-2057	105,000	90,368
Northwestern University	3.69	12-1-2038	1,915,000	1,746,788
President and Fellows of Harvard College	3.62	10-1-2037	275,000	254,678
President and Fellows of Harvard College	4.88	10-15-2040	183,000	196,012
President and Fellows of Harvard College	5.63	10-1-2038	525,000	606,467
Princeton University	5.70	3-1-2039	1,640,000	1,913,439
Service Corporation International	4.63	12-15-2027	450,000	422,420
Service Corporation International	7.50	4-1-2027	345,000	361,819
University of Southern California	3.03	10-1-2039	1,250,000	1,062,969
Washington University	4.35	4-15-2122	850,000	718,744
				9,947,554
Hotels, restaurants & leisure: 0.03%
Starbucks Corporation	2.25	3-12-2030	140,000	118,769
Specialty retail: 0.35%
Foot Locker Incorporated 144A	4.00	10-1-2029	400,000	326,000
Home Depot Incorporated	3.25	4-15-2032	570,000	525,882
Lowe's Companies Incorporated	1.70	9-15-2028	420,000	359,989
Lowe's Companies Incorporated	3.75	4-1-2032	170,000	156,557
				1,368,428
Textiles, apparel & luxury goods: 0.53%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	192,648
HanesBrands Incorporated 144A	4.88	5-15-2026	1,250,000	1,150,050
The William Carter Company 144A	5.63	3-15-2027	185,000	178,642
Wolverine World Wide Company 144A	4.00	8-15-2029	700,000	569,800
				2,091,140
Consumer staples: 0.82%
Beverages: 0.21%
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	870,000	841,714
Food products: 0.45%
7 Eleven Incorporated 144A	0.95	2-10-2026	220,000	195,302
Darling Ingredients Incorporated 144A	5.25	4-15-2027	600,000	588,486
Ingredion Incorporated	2.90	6-1-2030	880,000	766,700
Mondelez International Incorporated	3.00	3-17-2032	230,000	201,538
				1,752,026
See accompanying notes to portfolio of investments

4  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products: 0.16%
Central Garden & Pet Company	5.13%	2-1-2028	$460,000	$ 424,286
Clorox Incorporated	3.90	5-15-2028	220,000	215,961
				640,247
Energy: 4.95%
Energy equipment & services: 0.54%
Baker Hughes LLC	3.34	12-15-2027	1,500,000	1,403,045
Halliburton Company	2.92	3-1-2030	820,000	724,679
				2,127,724
Oil, gas & consumable fuels: 4.41%
Antero Resources Corporation 144A	5.38	3-1-2030	465,000	437,688
Apache Corporation	4.38	10-15-2028	100,000	91,507
BP Capital Markets plc	2.72	1-12-2032	930,000	810,953
Buckeye Partners LP	3.95	12-1-2026	247,000	219,327
Cheniere Energy Partners LP	4.50	10-1-2029	875,000	805,722
Coterra Energy Incorporated 144A	3.90	5-15-2027	500,000	477,156
Enable Midstream Partners	4.95	5-15-2028	790,000	772,327
EnLink Midstream Partners LP	4.85	7-15-2026	430,000	422,475
Enterprise Products Operating LLC	4.15	10-16-2028	260,000	254,845
Florida Gas Transmission Company 144A	4.35	7-15-2025	1,521,000	1,504,843
Gray Oak Pipeline LLC 144A	2.60	10-15-2025	860,000	791,299
Gulfstream Natural Gas System LLC 144A	6.19	11-1-2025	210,000	216,368
Hess Corporation	4.30	4-1-2027	100,000	97,632
HF Sinclair Corporation 144A	4.50	10-1-2030	910,000	822,713
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	172,259
Marathon Petroleum Corporation	5.13	12-15-2026	1,500,000	1,541,705
MPLX LP	4.13	3-1-2027	1,500,000	1,454,179
Newfield Exploration Company	5.38	1-1-2026	519,000	527,874
NuStar Logistics LP	6.00	6-1-2026	600,000	566,360
Plains All American Pipeline LP	4.70	6-15-2044	600,000	474,393
Plains All American Pipeline LP	4.90	2-15-2045	80,000	64,720
Range Resources Corporation	4.88	5-15-2025	625,000	606,250
Range Resources Corporation	5.00	3-15-2023	753,000	752,111
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	287,199
Transcontinental Gas Pipe Line Company LLC	3.25	5-15-2030	790,000	706,141
Transcontinental Gas Pipe Line Company LLC	7.85	2-1-2026	1,200,000	1,310,785
Western Midstream Operating LP	4.30	2-1-2030	1,100,000	992,750
Williams Partners LP	4.65	8-15-2032	220,000	212,090
				17,393,671
Financials: 7.74%
Banks: 4.22%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	1,400,000	1,242,293
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	540,000	427,196
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	1,440,000	1,367,869
Bank of America Corporation (U.S. SOFR +2.16%) ±	5.02	7-22-2033	200,000	198,133
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	170,000	138,952
Citigroup Incorporated (U.S. SOFR +0.77%) ±	1.12	1-28-2027	330,000	291,280
Citigroup Incorporated (U.S. SOFR +1.18%) ±	2.52	11-3-2032	450,000	363,695
Citigroup Incorporated (U.S. SOFR +2.11%) ±	2.57	6-3-2031	370,000	309,143
Citigroup Incorporated (U.S. SOFR +1.35%) ±	3.06	1-25-2033	240,000	203,082
Citigroup Incorporated (U.S. SOFR +1.28%) ±	3.07	2-24-2028	340,000	314,365
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citigroup Incorporated (3 Month LIBOR +1.39%) ±	3.67%	7-24-2028	$900,000	$ 847,624
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	160,000	156,516
Fifth Third Bancorp (U.S. SOFR +1.66%) ±	4.34	4-25-2033	260,000	247,287
Fifth Third Bancorp (U.S. SOFR +2.13%) ±	4.77	7-28-2030	490,000	485,811
Huntington Bancshares Incorporated (U.S. SOFR +2.05%) ±	5.02	5-17-2033	210,000	206,916
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	660,000	577,977
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	310,000	275,448
JPMorgan Chase & Company (U.S. SOFR +1.25%) ±	2.58	4-22-2032	110,000	90,872
JPMorgan Chase & Company (U.S. SOFR +1.26%) ±	2.96	1-25-2033	390,000	331,218
JPMorgan Chase & Company (3 Month LIBOR +1.34%) ±	3.78	2-1-2028	1,100,000	1,054,636
JPMorgan Chase & Company (3 Month LIBOR +1.26%) ±	4.20	7-23-2029	600,000	575,239
JPMorgan Chase & Company (U.S. SOFR +1.56%) ±	4.32	4-26-2028	260,000	253,985
JPMorgan Chase & Company (3 Month LIBOR +1.33%) ±	4.45	12-5-2029	470,000	452,777
Key Bank NA	3.90	4-13-2029	420,000	383,470
KeyCorp	2.25	4-6-2027	690,000	620,109
KeyCorp (U.S. SOFR +2.06%) ±	4.79	6-1-2033	410,000	399,338
M+T Bank Corporation (U.S. SOFR +1.78%) ±	4.55	8-16-2028	170,000	169,832
PNC Bank	4.05	7-26-2028	1,000,000	965,491
Regions Financial Corporation	1.80	8-12-2028	540,000	464,778
Truist Financial Corporation (3 Month LIBOR +0.98%) ±	3.26	4-1-2027	400,000	375,947
Truist Financial Corporation (U.S. SOFR +1.37%) ±	4.12	6-6-2028	200,000	196,065
US Bancorp (U.S. SOFR +1.02%) ±	2.68	1-27-2033	560,000	480,307
US Bancorp (U.S. SOFR +1.66%) ±	4.55	7-22-2028	320,000	321,158
Wells Fargo & Company (U.S. SOFR +1.50%) ±	3.35	3-2-2033	680,000	593,602
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	720,000	680,166
Wells Fargo & Company (U.S. SOFR +2.10%) ±	4.90	7-25-2033	590,000	580,538
				16,643,115
Capital markets: 1.97%
Bank of New York Mellon Corporation (U.S. SOFR +1.42%) ±	4.29	6-13-2033	260,000	253,713
Bank of New York Mellon Corporation (U.S. SOFR +1.76%) ±	4.60	7-26-2030	360,000	359,730
Charles Schwab Corporation	2.90	3-3-2032	550,000	484,831
Goldman Sachs Capital II (3 Month LIBOR +0.77%) ±	4.00	12-29-2049	6,000	4,695
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	210,000	186,519
Goldman Sachs Group Incorporated (U.S. SOFR +1.11%) ±	2.64	2-24-2028	390,000	353,667
Goldman Sachs Group Incorporated (U.S. SOFR +1.85%) ±	3.62	3-15-2028	1,720,000	1,627,725
Goldman Sachs Group Incorporated (3 Month LIBOR +1.30%) ±	4.22	5-1-2029	570,000	545,015
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	740,000	672,180
Morgan Stanley	3.88	1-27-2026	1,000,000	988,743
Morgan Stanley (U.S. SOFR +2.08%) ±	4.89	7-20-2033	360,000	358,365
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	300,000	265,650
MSCI Incorporated 144A	4.00	11-15-2029	590,000	525,165
State Street Corporation (U.S. SOFR +1.00%) ±	2.62	2-7-2033	770,000	656,140
State Street Corporation (U.S. SOFR +1.73%) ±	4.16	8-4-2033	400,000	386,183
State Street Corporation (U.S. SOFR +1.61%) ±	4.42	5-13-2033	90,000	88,597
				7,756,918
Consumer finance: 1.10%
American Express Company	4.05	5-3-2029	240,000	232,713
American Express Company (U.S. SOFR +1.76%) ±	4.42	8-3-2033	630,000	607,618
American Honda Finance Corporation	2.25	1-12-2029	440,000	386,419
Capital One Financial Company (U.S. SOFR +1.79%) ±	3.27	3-1-2030	450,000	396,033
Capital One Financial Company (U.S. SOFR +2.37%) ±	5.27	5-10-2033	290,000	284,433
CRH Ameria Finance Incorporated 144A	3.95	4-4-2028	210,000	202,865
See accompanying notes to portfolio of investments

6  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Daimler Finance North America LLC 144A	2.00%	12-14-2026	$270,000	$ 240,261
Daimler Finance North America LLC 144A	2.38	12-14-2028	450,000	383,324
Ford Motor Credit Company LLC	4.95	5-28-2027	1,200,000	1,126,590
General Motors Financial Company	2.40	10-15-2028	380,000	315,977
General Motors Financial Company	4.30	4-6-2029	180,000	166,125
				4,342,358
Insurance: 0.41%
AON Corporation	2.85	5-28-2027	180,000	168,041
Marsh & McLennan Incorporated	2.38	12-15-2031	510,000	431,059
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	657,935
Northwestern Mutual Life 144A	3.45	3-30-2051	470,000	365,086
				1,622,121
Mortgage REITs: 0.04%
Ventas Realty LP	3.50	2-1-2025	150,000	146,400
Health care: 3.70%
Biotechnology: 0.29%
AbbVie Incorporated	4.55	3-15-2035	1,200,000	1,151,536
Health care equipment & supplies: 0.84%
Baxter International Incorporated	1.92	2-1-2027	260,000	234,012
Baxter International Incorporated	2.27	12-1-2028	1,130,000	981,035
Becton Dickinson and Co	4.30	8-22-2032	260,000	252,495
Hologic Incorporated 144A	3.25	2-15-2029	505,000	430,490
Hologic Incorporated 144A	4.63	2-1-2028	575,000	535,469
Teleflex Incorporated 144A	4.25	6-1-2028	800,000	726,833
Teleflex Incorporated	4.63	11-15-2027	150,000	140,409
				3,300,743
Health care providers & services: 1.70%
Advocate Health Corporation	4.27	8-15-2048	110,000	102,638
BayCare Health System Incorporated	3.83	11-15-2050	145,000	125,605
Cleveland Clinic Foundation	4.86	1-1-2114	347,000	333,105
CVS Health Corporation	1.75	8-21-2030	200,000	161,626
CVS Health Corporation	4.30	3-25-2028	285,000	281,746
CVS Health Corporation	5.05	3-25-2048	130,000	125,166
Inova Health System	4.07	5-15-2052	355,000	322,377
Kaiser Foundation Hospitals	3.27	11-1-2049	160,000	126,098
Mayo Clinic	4.13	11-15-2052	500,000	460,403
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	185,000	169,861
Nationwide Children Hospital	4.56	11-1-2052	325,000	315,913
Northwestern Memorial Hospital	2.63	7-15-2051	355,000	245,424
NYU Hospitals Center	3.38	7-1-2055	550,000	411,314
OhioHealth Corporation	2.83	11-15-2041	150,000	114,275
OhioHealth Corporation	3.04	11-15-2050	260,000	196,419
Pediatrix Medical Group 144A«	5.38	2-15-2030	550,000	468,859
Presbyterian Healthcare Services	4.88	8-1-2052	600,000	615,704
Stanford Health Care	3.80	11-15-2048	446,000	396,919
The New York-Presbyterian Hospital	3.56	8-1-2036	750,000	673,649
UnitedHealth Group Incorporated	4.00	5-15-2029	180,000	177,120
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
UnitedHealth Group Incorporated	4.20%	5-15-2032	$690,000	$ 682,308
WakeMed Health & Hospitals	3.29	10-1-2052	280,000	209,601
				6,716,130
Health care technology: 0.11%
IQVIA Incorporated 144A	5.00	10-15-2026	445,000	431,098
Life sciences tools & services: 0.41%
Agilent Technologies Incorporated	2.75	9-15-2029	600,000	526,121
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	745,000	682,770
Perkinelmer Incorporated	1.90	9-15-2028	490,000	413,395
				1,622,286
Pharmaceuticals: 0.35%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	235,131
Bayer US Finance LLC 144A	4.38	12-15-2028	1,170,000	1,124,742
				1,359,873
Industrials: 4.28%
Aerospace & defense: 1.20%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,345,000	1,327,139
Hexcel Corporation	4.20	2-15-2027	1,302,000	1,237,702
Moog Incorporated 144A	4.25	12-15-2027	700,000	640,745
Raytheon Technologies Corporation	2.25	7-1-2030	360,000	307,497
Raytheon Technologies Corporation	2.38	3-15-2032	250,000	209,935
The Boeing Company	2.70	2-1-2027	840,000	761,227
The Boeing Company	5.15	5-1-2030	155,000	152,553
The Boeing Company	5.71	5-1-2040	110,000	104,918
				4,741,716
Air freight & logistics: 0.23%
Fedex Corporation	3.90	2-1-2035	280,000	251,571
Fedex Corporation	4.25	5-15-2030	660,000	644,446
				896,017
Building products: 0.51%
Allegion U.S. Holding Company	5.41	7-1-2032	500,000	493,574
Fortune Brands Home	3.25	9-15-2029	460,000	403,053
Lennox International Incorporated	1.70	8-1-2027	530,000	461,043
Masco Corporation	6.50	8-15-2032	150,000	159,862
Masonite International Company 144A	5.38	2-1-2028	510,000	474,300
				1,991,832
Chemicals: 0.30%
Axalta Coating Systems LLC 144A«	4.75	6-15-2027	670,000	620,588
GrafTech International Incorporated 144A	4.63	12-15-2028	640,000	546,063
				1,166,651
Commercial services & supplies: 0.39%
Clean Harbors Incorporated 144A	4.88	7-15-2027	425,000	394,007
See accompanying notes to portfolio of investments

8  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services & supplies (continued)
Stericycle Incorporated 144A	3.88%	1-15-2029	$1,010,000	$ 874,913
Waste Management Incorporated	4.15	4-15-2032	260,000	253,867
				1,522,787
Electrical equipment: 0.43%
Carrier Global Corporation	2.49	2-15-2027	780,000	717,686
Eaton Corporation plc	4.15	3-15-2033	200,000	192,834
Emerson Electric Company	2.20	12-21-2031	930,000	789,979
				1,700,499
Industrial conglomerates: 0.10%
Roper Technologies Incorporated	2.95	9-15-2029	470,000	414,022
Machinery: 0.54%
Cintas Corporation No.2	4.00	5-1-2032	250,000	244,766
Mueller Water Products Incorporated 144A	4.00	6-15-2029	700,000	629,790
Oshkosh Corporation	3.10	3-1-2030	490,000	416,107
Oshkosh Corporation	4.60	5-15-2028	200,000	192,900
Parker Hannifin Corporation	4.50	9-15-2029	490,000	482,647
Stanley Black & Decker Incorporated	3.00	5-15-2032	180,000	157,794
				2,124,004
Professional services: 0.11%
Equifax Incorporated	2.35	9-15-2031	180,000	145,076
Relx Capital Incorporated	3.00	5-22-2030	70,000	62,844
Relx Capital Incorporated	4.00	3-18-2029	240,000	231,854
				439,774
Road & rail: 0.47%
Burlington North Santa Fe Company	4.45	1-15-2053	210,000	202,803
Norfolk Southern Corporation «	3.00	3-15-2032	300,000	268,401
Norfolk Southern Corporation	5.10	12-31-2049	760,000	681,076
Ryder System Incorporated	2.85	3-1-2027	300,000	276,799
Union Pacific Corporation	3.70	3-1-2029	441,000	428,830
				1,857,909
Information technology: 2.98%
Electronic equipment, instruments & components: 0.32%
Amphenol Corporation	2.20	9-15-2031	480,000	396,286
Jabil Incorporated	3.95	1-12-2028	900,000	847,946
				1,244,232
IT services: 0.40%
Fidelity National Information Services Incorporated	4.70	7-15-2027	185,000	184,563
Gartner Incorporated 144A	4.50	7-1-2028	580,000	535,311
IBM Corporation	4.15	7-27-2027	560,000	556,646
Verisign Incorporated	4.75	7-15-2027	300,000	295,171
				1,571,691
Semiconductors & semiconductor equipment: 1.24%
Intel Corporation	4.00	8-5-2029	770,000	748,477
KLA Tencor Corporation	4.10	3-15-2029	150,000	149,040
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  9

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment (continued)
KLA Tencor Corporation	4.65%	7-15-2032	$300,000	$ 304,865
Maxim Integrated Products Incorporated	3.45	6-15-2027	1,550,000	1,488,422
Microchip Technology Incorporated	4.25	9-1-2025	375,000	371,006
Microchip Technology Incorporated	4.33	6-1-2023	1,370,000	1,371,937
ON Semiconductor Corporation 144A	3.88	9-1-2028	500,000	445,900
				4,879,647
Software: 0.55%
Fair Isaac Corporation 144A	4.00	6-15-2028	725,000	640,446
Fair Isaac Corporation 144A	5.25	5-15-2026	705,000	682,010
Oracle Corporation	2.30	3-25-2028	970,000	843,089
				2,165,545
Technology hardware, storage & peripherals: 0.47%
Extra Space Storage LP	3.90	4-1-2029	400,000	371,287
Hewlett Packard Enterprise Company	4.90	10-15-2025	375,000	380,954
HP Incorporated	1.45	6-17-2026	350,000	312,728
HP Incorporated	4.00	4-15-2029	270,000	252,921
TSMC Arizona Corporation	1.75	10-25-2026	600,000	544,271
				1,862,161
Materials: 4.26%
Chemicals: 2.22%
Albemarle Corporation	5.05	6-1-2032	190,000	185,057
Ashland LLC 144A	3.38	9-1-2031	875,000	717,872
Celanese US Holding LLC	6.17	7-15-2027	840,000	840,872
DuPont de Nemours Incorporated	4.49	11-15-2025	430,000	433,105
DuPont de Nemours Incorporated	4.73	11-15-2028	930,000	937,581
FMC Corporation	3.20	10-1-2026	1,120,000	1,060,840
Ingevity Corporation 144A	3.88	11-1-2028	200,000	173,000
Mosaic Company	4.05	11-15-2027	1,090,000	1,057,443
PPG Industries Incorporated	2.55	6-15-2030	770,000	671,307
RPM International Incorporated	4.55	3-1-2029	420,000	401,566
Scotts Miracle-Gro Company	4.50	10-15-2029	120,000	96,139
Scotts Miracle-Gro Company	5.25	12-15-2026	800,000	762,000
The Sherwin-Williams Company	2.95	8-15-2029	450,000	403,746
The Sherwin-Williams Company	3.30	2-1-2025	100,000	98,114
Valvoline Incorporated 144A	4.25	2-15-2030	720,000	701,928
WR Grace Holding LLC 144A	5.63	10-1-2024	200,000	197,500
				8,738,070
Construction materials: 0.06%
Martin Marietta Materials Incorporated	2.50	3-15-2030	280,000	236,485
Containers & packaging: 1.30%
Ball Corporation	3.13	9-15-2031	550,000	445,459
Graphic Packaging International Company 144A	3.50	3-15-2028	275,000	241,924
Graphic Packaging International Company 144A	3.50	3-1-2029	420,000	360,877
Graphic Packaging International Company	4.13	8-15-2024	355,000	345,238
Packaging Corporation of America	3.00	12-15-2029	480,000	427,655
Sealed Air Corporation 144A	5.50	9-15-2025	450,000	447,750
Silgan Holdings Incorporated	4.13	2-1-2028	760,000	695,712
See accompanying notes to portfolio of investments

10  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & packaging (continued)
Westrock Company	3.00%	9-15-2024	$1,680,000	$ 1,634,726
Wrkco Incorporated	3.90	6-1-2028	560,000	537,680
				5,137,021
Metals & mining: 0.50%
Freeport-McMoRan Incorporated	4.13	3-1-2028	840,000	786,652
Freeport-McMoRan Incorporated	4.55	11-14-2024	385,000	386,180
Newmont Mining Corporation	2.60	7-15-2032	725,000	593,328
NuCor Corporation	4.30	5-23-2027	210,000	208,799
				1,974,959
Paper & forest products: 0.18%
Clearwater Paper Corporation 144A	4.75	8-15-2028	775,000	692,912
Real estate: 2.42%
Equity REITs: 2.42%
Alexandria Real Estate Equities Incorporated	2.95	3-15-2034	290,000	244,563
Alexandria Real Estate Equities Incorporated	3.95	1-15-2027	240,000	234,241
Boston Properties LP	2.75	10-1-2026	780,000	726,196
CubeSmart LP	2.25	12-15-2028	160,000	135,209
Digital Realty Trust LP	4.45	7-15-2028	510,000	496,825
Duke Realty LP	3.25	6-30-2026	1,500,000	1,432,154
Duke Realty LP	4.00	9-15-2028	230,000	223,086
HCP Incorporated	3.50	7-15-2029	560,000	515,124
Healthpeak Properties Incorporated	2.13	12-1-2028	40,000	34,387
Healthpeak Properties Incorporated	2.88	1-15-2031	190,000	163,929
Host Hotels & Resorts Incorporated	3.88	4-1-2024	265,000	261,754
Kimco Realty Corporation	3.30	2-1-2025	1,500,000	1,465,063
Kimco Realty Corporation	4.60	2-1-2033	130,000	125,720
Mid-America Apartments LP	3.60	6-1-2027	845,000	810,932
Mid-America Apartments LP	4.20	6-15-2028	160,000	154,850
National Retail Properties Incorporated	4.30	10-15-2028	370,000	353,686
UDR Incorporated	3.20	1-15-2030	350,000	310,449
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,439,217
Welltower Incorporated	2.05	1-15-2029	190,000	160,301
Welltower Incorporated	2.75	1-15-2032	320,000	265,129
				9,552,815
Utilities: 5.00%
Electric utilities: 3.51%
Alabama Power Company	3.75	9-1-2027	260,000	255,063
American Transmission System Incorporated 144A	2.65	1-15-2032	380,000	319,757
Commonwealth Edison Company	3.85	3-15-2052	450,000	392,705
Dominion Energy South Carolina Incorporated	2.30	12-1-2031	450,000	381,931
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	189,484
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	921,077
Duke Energy Progress LLC	2.00	8-15-2031	620,000	513,873
Evergy Metro Incorporated	2.25	6-1-2030	350,000	300,019
Evergy Missouri West Incorporated 144A	3.75	3-15-2032	330,000	311,803
FirstEnergy Corporation	4.40	7-15-2027	365,000	345,838
Florida Power & Light Company	2.45	2-3-2032	460,000	399,314
ITC Holdings Corporation	3.65	6-15-2024	120,000	118,314
MidAmerican Energy Holdings Company	5.80	10-15-2036	900,000	988,109
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  11

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Monongahela Power Company 144A	4.10%	4-15-2024	$1,660,000	$ 1,645,576
NextEra Energy Operating Partners LP	1.88	1-15-2027	1,060,000	950,971
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	6,000	5,850
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	500,000	462,500
Northern States Power Company of Minnesota	4.50	6-1-2052	210,000	203,892
Northern States Power Company of Minnesota	5.35	11-1-2039	1,580,000	1,691,117
Public Service Electric & Gas Company	5.70	12-1-2036	590,000	634,353
Rochester Gas & Electric Corporation 144A	3.10	6-1-2027	1,790,000	1,690,329
Southern California Edison Company	6.00	1-15-2034	188,000	199,327
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	195,501
Tuscon Electric Power Company	3.25	5-15-2032	420,000	373,854
Wisconsin Light & Power Company	3.95	9-1-2032	370,000	353,515
				13,844,072
Gas utilities: 0.56%
AmeriGas Partners LP	5.50	5-20-2025	450,000	426,983
AmeriGas Partners LP	5.88	8-20-2026	500,000	475,920
Boardwalk Pipelines Company	3.60	9-1-2032	625,000	526,726
Boardwalk Pipelines Company	5.95	6-1-2026	250,000	258,179
CenterPoint Energy Incorporated	1.75	10-1-2030	330,000	268,968
CenterPoint Energy Incorporated	4.40	7-1-2032	240,000	239,117
				2,195,893
Multi-utilities: 0.93%
Black Hills Corporation	4.35	5-1-2033	710,000	651,514
Consumers Energy Company	3.60	8-15-2032	540,000	513,597
DTE Energy Company	3.00	3-1-2032	730,000	659,152
San Diego Gas & Electric Company	3.00	3-15-2032	490,000	435,366
Sempra Infrastructure 144A	3.25	1-15-2032	825,000	699,346
WEC Energy Group Incorporated	2.20	12-15-2028	790,000	684,342
				3,643,317
Total Corporate bonds and notes (Cost $181,050,026)				166,947,624
Municipal obligations: 9.82%
Alabama: 0.22%
Miscellaneous revenue: 0.22%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Taxable Series B	1.86	9-1-2029	1,000,000	863,524
Arizona: 0.09%
Miscellaneous revenue: 0.09%
Yuma AZ Pledged Revenue Obligations Series 2021	2.10	7-15-2030	430,000	364,958
California: 1.60%
GO revenue: 1.49%
Alameda County CA Series A	3.70	8-1-2031	275,000	265,739
Campbell Union High School District	2.31	8-1-2035	660,000	519,471
Desert Community College District	2.78	8-1-2035	450,000	372,204
Oxnard Union High School District	1.87	8-1-2030	800,000	664,889
Palomar Community College District	2.32	8-1-2034	500,000	404,603
San Diego Community College District Series B	2.88	8-1-2033	1,935,000	1,698,625
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	623,745
See accompanying notes to portfolio of investments

12  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Santa Monica California Community College District Taxable Election 2016 Series B1	4.16%	8-1-2033	$555,000	$ 546,884
Solano California Community College District Series B	1.76	8-1-2030	950,000	793,939
				5,890,099
Tax revenue: 0.11%
San Jose CA RDA Senior Taxable Refunding Bonds Series A-T	3.38	8-1-2034	455,000	413,162
Florida: 0.27%
Water & sewer revenue: 0.27%
Florida Water Pollution Control Financing Corporation Series A	2.60	1-15-2030	1,175,000	1,064,325
Georgia: 0.30%
GO revenue: 0.13%
Cherokee County GA School System Build America Bonds	5.87	8-1-2028	500,000	525,084
Tax revenue: 0.17%
Metro Atlanta Rapid Transit Authority Sales Tax Refunding Series 2021D	2.64	7-1-2035	815,000	663,521
Hawaii: 0.39%
GO revenue: 0.39%
Hawaii State Taxable Series FZ	1.60	8-1-2031	770,000	625,222
Hawaii State Taxable Series GD	2.52	10-1-2035	1,110,000	905,249
				1,530,471
Idaho: 0.04%
Miscellaneous revenue: 0.04%
Idaho Building Authority State Office Campus Project Series B	3.28	9-1-2028	170,000	165,334
Indiana: 0.45%
Education revenue: 0.10%
University of Notre Dame Taxable Series 2010	4.90	3-1-2041	400,000	419,371
Health revenue: 0.28%
Indiana Finance Authority Community Foundation	3.63	3-1-2039	1,235,000	1,103,651
Miscellaneous revenue: 0.07%
Indianapolis IN Local Public Improvement Bonds Series A-2	6.00	1-15-2040	235,000	264,936
Louisiana: 0.45%
Tax revenue: 0.45%
Louisiana Local Government Environmental Facilities and Community Development Authority Taxable Louisiana Utilities Restoration	4.28	2-1-2036	1,365,000	1,344,688
State of Louisiana Gasoline & Fuels Tax Revenue	2.80	5-1-2035	500,000	426,923
				1,771,611
Massachusetts: 0.53%
GO revenue: 0.12%
Andover MA Taxable Pension Bonds	2.52	11-1-2035	575,000	473,569
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  13

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.35%
Massachusetts Special Obligation Revenue Bonds Series 2022A	3.77%	7-15-2029	$850,000	$ 834,618
Massachusetts State Taxable Consolidated Loan Series E	5.46	12-1-2039	500,000	548,671
				1,383,289
Water & sewer revenue: 0.06%
Massachusetts Water Resources Authority Series C	2.49	8-1-2034	300,000	248,853
Michigan: 0.56%
Education revenue: 0.35%
University of Michigan Taxable Bond General Series A	4.45	4-1-2122	1,555,000	1,391,737
Health revenue: 0.21%
Michigan Finance Authority Trinity Health Credit Group Series T	3.08	12-1-2034	930,000	822,774
Minnesota: 0.07%
Education revenue: 0.07%
University of Minnesota	4.05	4-1-2052	280,000	265,231
Mississippi: 0.34%
Education revenue: 0.06%
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.68%) ±	3.12	10-25-2035	243,665	239,090
Miscellaneous revenue: 0.28%
Mississippi Series E	2.49	10-1-2035	1,350,000	1,086,927
New Jersey: 0.14%
Miscellaneous revenue: 0.14%
Hudson County NJ Improvement Authority Hudson County Lease Project	7.40	12-1-2025	540,000	571,783
New York: 0.19%
GO revenue: 0.12%
New York Refunding Bond Series B	2.65	2-15-2030	500,000	454,422
Miscellaneous revenue: 0.07%
New York State Taxable Bonds Series 2010C	5.62	3-1-2040	250,000	276,293
North Carolina: 0.36%
Education revenue: 0.36%
North Carolina Education Assistance Authority Student Loan (3 Month LIBOR +0.90%) ±	3.68	7-25-2041	1,104,603	1,107,743
North Carolina Education Assistance Authority Student Loan Series A3 (3 Month LIBOR +0.90%) ±	3.68	10-25-2041	316,467	316,120
				1,423,863
North Dakota: 0.16%
Miscellaneous revenue: 0.16%
North Dakota Public Finance Authority Series 2021	2.68	12-1-2035	750,000	623,718
See accompanying notes to portfolio of investments

14  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.21%
GO revenue: 0.06%
Ohio State Refunding Taxable Bond Common Schools Higher Education	1.88%	9-15-2034	$300,000	$ 234,771
Health revenue: 0.15%
Ohio Hospital Facility Refunding Bond Cleveland Clinic	3.28	1-1-2042	725,000	613,319
Oklahoma: 0.60%
Utilities revenue: 0.43%
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022%%	4.62	6-1-2044	1,085,000	1,076,895
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022	4.71	5-1-2052	250,000	247,667
Oklahoma Development Finance Authority Ratepayer-backed Bond Oklahoma Gas and Electric Company Series 2022	4.85	2-1-2045	355,000	360,079
				1,684,641
Water & sewer revenue: 0.17%
Oklahoma Water Resources Board Refunding Bond Series 2019	2.56	4-1-2031	770,000	682,691
Oregon: 0.14%
Education revenue: 0.14%
Oregon State Taxable Higher Education Series A	5.90	8-1-2038	500,000	550,610
Pennsylvania: 0.54%
Education revenue: 0.54%
Pennsylvania HEFAR Refunding Taxable Bonds Series B	2.94	8-15-2039	1,000,000	804,920
Pennsylvania Higher Education Authority Class A (1 Month LIBOR +1.15%) 144A±	3.59	9-25-2065	656,588	647,384
University of Pittsburgh Series A	3.65	9-15-2036	715,000	663,698
				2,116,002
Rhode Island: 0.36%
Education revenue: 0.36%
Rhode Island Student Loan Authority Class A-1 (1 Month LIBOR +0.90%) ±	3.27	7-1-2031	1,438,953	1,436,132
Texas: 0.80%
Education revenue: 0.20%
University of Texas Build America Bonds Series A	5.26	7-1-2039	550,000	605,063
University of Texas Build America Bonds Series D	5.13	8-15-2042	150,000	165,621
				770,684
GO revenue: 0.50%
Hidalgo County TX Refunding Bonds Series 2018C	4.04	8-15-2030	1,270,000	1,262,721
Houston TX Pension Obligation Bonds Series 2017	3.73	3-1-2030	110,000	107,975
Stafford TX Municipal School District Refunding Bond Series B	3.08	8-15-2041	750,000	620,197
				1,990,893
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  15

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.10%
Texas Transportation Commission Series 2020	1.88%	10-1-2034	$500,000	$ 389,032
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	100,349
Virginia: 0.15%
Education revenue: 0.13%
University of Virginia Build America Bonds	6.20	9-1-2039	215,000	259,410
University of Virginia Revenue Bond Series C	4.18	9-1-2117	265,000	238,464
				497,874
Housing revenue: 0.02%
Virginia Housing Development Authority	3.10	6-25-2041	79,679	77,790
Washington: 0.54%
GO revenue: 0.54%
King County WA Build America Bonds Series B	6.05	12-1-2030	350,000	389,251
King County WA Public Hospital District	2.70	12-1-2035	915,000	757,951
Washington Series T	3.45	8-1-2029	1,000,000	969,859
				2,117,061
West Virginia: 0.10%
Tax revenue: 0.10%
Ohio County WV Special District Excise Tax Series A	8.25	3-1-2035	405,000	396,949
Wisconsin: 0.19%
GO revenue: 0.05%
Wisconsin State Refunding Bond Taxable Series 2	2.61	5-1-2032	240,000	212,550
Miscellaneous revenue: 0.14%
Wisconsin State Refunding Bond Taxable Series 4	2.10	5-1-2035	690,000	542,724
Total Municipal obligations (Cost $43,048,646)				38,715,668
Non-agency mortgage-backed securities: 7.86%
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	231,341	229,224
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	120,225	119,669
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	600,000	595,864
Commercial Mortgage Pass-Through Certificate Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,773,391
Commercial Mortgage Pass-Through Certificate Series 2014-CR21 Class A3	3.53	12-10-2047	2,649,561	2,588,644
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	609,686
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	613,144
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	347,202
Goldman Sachs Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,511,410
See accompanying notes to portfolio of investments

16  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00%	4-15-2047	$450,000	$ 445,121
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A5	3.80	7-15-2047	4,065,000	4,002,910
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-GC26 Class A4	3.49	1-15-2048	1,338,000	1,305,905
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	150,412	149,270
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,753,398
Small Business Investment Company Series 2021-10A Class 1	1.67	3-10-2031	578,841	509,783
Small Business Investment Company Series 2021-10B Class 1	1.30	9-10-2031	1,664,339	1,489,234
Small Business Investment Company Series 2022-10A Class 1	2.94	3-10-2032	3,505,000	3,334,640
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	1,139,255	1,105,927
Towd Point Mortgage Trust Series 2019-4 Class A1 144A±±	2.90	10-25-2059	1,350,768	1,297,344
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	4,370,000	4,328,702
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	1,851,978
Total Non-agency mortgage-backed securities (Cost $31,919,919)				30,962,446
U.S. Treasury securities: 7.16%
U.S. Treasury Bond	1.13	8-15-2040	2,200,000	1,483,797
U.S. Treasury Bond	1.38	11-15-2040	6,905,000	4,857,775
U.S. Treasury Bond	1.88	2-15-2041	1,460,000	1,118,554
U.S. Treasury Bond	1.88	2-15-2051	2,244,000	1,637,331
U.S. Treasury Bond	2.00	8-15-2051	2,140,000	1,607,675
U.S. Treasury Bond	2.25	2-15-2052	1,785,000	1,425,769
U.S. Treasury Bond	2.38	11-15-2049	10,063,000	8,292,934
U.S. Treasury Bond	2.38	5-15-2051	1,185,000	975,588
U.S. Treasury Bond	2.88	5-15-2052	850,000	783,328
U.S. Treasury Note	1.50	2-29-2024	750,000	728,496
U.S. Treasury Note	1.88	11-15-2051	2,445,000	1,780,457
U.S. Treasury Note	2.38	2-15-2042	2,855,000	2,366,527
U.S. Treasury Note	2.75	7-31-2027	590,000	574,190
U.S. Treasury Note	3.38	8-15-2042	610,000	595,227
Total U.S. Treasury securities (Cost $37,141,307)				28,227,648
Yankee corporate bonds and notes: 7.39%
Consumer discretionary: 0.08%
Automobiles: 0.08%
Honda Motor Company Limited	2.97	3-10-2032	340,000	304,932
Energy: 0.38%
Oil, gas & consumable fuels: 0.38%
BP Capital Markets plc	3.28	9-19-2027	155,000	148,420
Cenovus Energy Incorporated	4.25	4-15-2027	550,000	541,758
See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  17

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Petroleos Mexicanos Company	2.29%	2-15-2024	$41,250	$ 40,710
Petroleos Mexicanos Company	2.83	2-15-2024	86,250	85,551
Petroleos Mexicanos Company	6.38	1-23-2045	1,080,000	675,961
				1,492,400
Financials: 4.13%
Banks: 3.28%
Bank of Montreal	2.65	3-8-2027	450,000	418,723
Bank of Nova Scotia	1.30	9-15-2026	1,040,000	923,716
Bank of Nova Scotia	1.95	2-2-2027	110,000	98,962
Bank of Nova Scotia	4.50	12-16-2025	80,000	79,788
BNP Paribas SA (3 Month LIBOR +1.11%) 144A±	2.82	11-19-2025	820,000	778,760
BNP Paribas SA 144A	4.40	8-14-2028	520,000	494,665
BPCE SA 144A	4.75	7-19-2027	420,000	415,758
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +1.00%) 144A±	1.34	6-24-2026	530,000	480,053
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity +0.73%) 144A±	1.98	12-15-2027	1,060,000	936,848
HSBC Holdings plc (U.S. SOFR +1.41%) ±	2.87	11-22-2032	270,000	214,555
HSBC Holdings plc (3 Month LIBOR +1.35%) ±	4.29	9-12-2026	950,000	922,827
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	1,500,000	1,411,084
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	1,050,000	925,017
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.83%) ±	2.34	1-19-2028	300,000	269,201
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.97%) ±	2.49	10-13-2032	260,000	211,514
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +2.13%) ±	5.13	7-20-2033	250,000	250,909
National Australia Bank	3.91	6-9-2027	250,000	246,016
Royal Bank of Canada	1.40	11-2-2026	830,000	738,734
Royal Bank of Canada	4.24	8-3-2027	200,000	197,374
Sumitomo Mitsui Financial Group Incorporated	1.47	7-8-2025	430,000	395,182
Sumitomo Mitsui Financial Group Incorporated	1.90	9-17-2028	660,000	551,981
Sumitomo Mitsui Financial Group Incorporated	2.17	1-14-2027	200,000	180,235
TD Bank National Association	2.45	1-12-2032	230,000	191,669
Toronto Dominion Bank	1.25	9-10-2026	1,130,000	1,003,385
Toronto Dominion Bank	3.20	3-10-2032	410,000	364,645
Toronto Dominion Bank	4.46	6-8-2032	230,000	225,450
				12,927,051
Capital markets: 0.80%
Credit Suisse Group AG (3 Month LIBOR +1.41%) 144A±	3.87	1-12-2029	1,500,000	1,299,374
UBS Group AG (1 Year Treasury Constant Maturity +1.10%) 144A±	2.75	2-11-2033	200,000	160,240
UBS Group AG (1 Year Treasury Constant Maturity +2.40%) 144A±	4.99	8-5-2033	250,000	240,953
UBS Group Funding Switzerland 144A	4.25	3-23-2028	1,500,000	1,439,647
				3,140,214
Diversified financial services: 0.05%
NTT Finance Corporation 144A	4.37	7-27-2027	200,000	200,530
See accompanying notes to portfolio of investments

18  |  Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.21%
Pharmaceuticals: 0.21%
Teva Pharmaceutical Finance BV	3.15%	10-1-2026	$975,000	$ 821,925
Industrials: 1.42%
Aerospace & defense: 0.30%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,200,000	1,182,000
Electrical equipment: 0.27%
Sensata Technologies BV 144A	4.00	4-15-2029	935,000	807,232
Sensata Technologies BV 144A	5.63	11-1-2024	265,000	266,122
				1,073,354
Machinery: 0.52%
CNH Industrial NV	4.50	8-15-2023	600,000	601,250
Siemens Finance 144A	1.70	3-11-2028	660,000	575,154
Trane Technologies plc	3.80	3-21-2029	930,000	876,280
				2,052,684
Road & rail: 0.33%
Canadian National Railway	3.85	8-5-2032	880,000	851,867
Canadian Pacific Railway Company	2.45	12-2-2031	520,000	444,236
				1,296,103
Information technology: 0.67%
Semiconductors & semiconductor equipment: 0.20%
NXP BV	2.65	2-15-2032	870,000	699,506
NXP BV	5.00	1-15-2033	110,000	105,818
				805,324
Software: 0.24%
Experian Finance plc 144A	4.25	2-1-2029	510,000	488,672
OpenText Corporation 144A	3.88	2-15-2028	520,000	443,300
				931,972
Technology hardware, storage & peripherals: 0.23%
Seagate HDD	3.13	7-15-2029	375,000	297,849
TSMC Global Limited 144A	1.25	4-23-2026	700,000	629,891
				927,740
Materials: 0.50%
Chemicals: 0.04%
Nutrien Limited	2.95	5-13-2030	180,000	159,466
Metals & mining: 0.46%
Anglo American Capital plc 144A	4.75	4-10-2027	1,000,000	979,526
South23 Treasury Limited 144A	4.35	4-14-2032	900,000	818,460
				1,797,986
Total Yankee corporate bonds and notes (Cost $32,059,620)				29,113,681

See accompanying notes to portfolio of investments

Allspring Managed Fixed Income Portfolio  |  19

Portfolio of investments—August 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.32%
Investment companies: 1.32%
Allspring Government Money Market Fund Select Class ♠∞##		2.09%	4,452,261	$ 4,452,261
Securities Lending Cash Investments LLC ♠∩∞		2.39	731,000	731,000
Total Short-term investments (Cost $5,183,261)				5,183,261
Total investments in securities (Cost $431,542,136)	100.08%			394,360,559
Other assets and liabilities, net	(0.08)			(303,566)
Total net assets	100.00%			$394,056,993

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
RDA	Redevelopment Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,324,978	$25,831,683	$(24,704,400)	$0	$0	$4,452,261	4,452,261	$16,581
Securities Lending Cash Investments LLC	479,633	2,764,022	(2,512,655)	0	0	731,000	731,000	3,257#
				$0	$0	$5,183,261		$19,838

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

20  |  Allspring Managed Fixed Income Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Managed Fixed Income Portfolio  |  21

Notes to portfolio of investments—August 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$89,938,167	$0	$89,938,167
Asset-backed securities	0	5,272,064	0	5,272,064
Corporate bonds and notes	0	166,947,624	0	166,947,624
Municipal obligations	0	38,715,668	0	38,715,668
Non-agency mortgage-backed securities	0	30,962,446	0	30,962,446
U.S. Treasury securities	28,227,648	0	0	28,227,648
Yankee corporate bonds and notes	0	29,113,681	0	29,113,681
Short-term investments
Investment companies	5,183,261	0	0	5,183,261
Total assets	$33,410,909	$360,949,650	$0	$394,360,559
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

22  |  Allspring Managed Fixed Income Portfolio